Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
3.	Summary of Significant Accounting Policies

a)  Basis of presentation

The Group’s consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

b)  Principles of consolidation and non-controlling interest

The Group’s consolidated financial statements include the accounts of the Company, its subsidiaries and its consolidated VIEs, of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All inter-company transactions and balances have been eliminated upon consolidation.

For the Group’s majority-owned subsidiaries, VIEs and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

c)  Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Group continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Group believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for doubtful receivables and loans, impairment losses for long-lived assets, impairment of goodwill and indefinite-lived intangibles, valuation allowance for deferred tax assets, the purchase price allocation in acquisitions  and the renewal compensation for insurance. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

d)  Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The Group’s operations are principally conducted through its subsidiaries and VIEs located in the PRC where RMB is the functional currency. For those subsidiaries and VIEs which are not located in mainland PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income/(loss) in shareholders’ equity.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 7.2258 on June 30, 2023 for balance sheet items, except equity, and US$1.00 = RMB 6.9429 for items in the statement of operation and comprehensive income, and statement of cash flow, representing the certificated exchange rate published by the People’s Bank of China. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2023, or at any other rate.

e)  Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

f)   Restricted cash

Restricted cash mainly represents the investors’ uninvested cash balances temporarily deposited in the Group’s bank accounts. These cash balances were under the custody and supervision of the designated financial institution as required by the China Securities Regulatory Commission (“CSRC”), for the purpose of preventing misuse of investors’ funds.

g)  Term deposit

Term deposit represent demand deposits placed with banks with original maturities of more than three months but less than one year.  Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods.

h)  Accounts receivable, net

The Group records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The aging schedule of the accounts receivable  is as follows:

	For the years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Less than 3 months	450,326	404,295	55,952
More than 3 months and less than 1 year	111,049	7,468	1,033
More than 1 year	2,999	3,371	467
Total	564,374	415,134	57,452

The roll forward schedule of accounts receivable is as follows:

	Amount
	RMB	US$
Balance as of June 30, 2021	594,061	91,958
Revenue (including VAT)	2,055,534	318,352
Collections	(2,085,221)	(326,218)
Balance as of June 30, 2022	564,374	84,092
Acquisition of Life Infinity & SCHMC	7,715	1,125
Revenue (including VAT)	2,197,657	316,533
Collections	(2,354,648)	(344,298)
Balance as of June 30, 2023	415,134	57,452

As of June 30, 2022 and 2023, the Group recorded nil and nil allowances for doubtful accounts against its accounts receivable, respectively.

i)  Property and equipment, net

The Group’s property and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Real estate property	14 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Electronic equipment	3-16 years
Furniture, fixture and other equipment	3-14 years
Motor Vehicles	5 years

When property and equipment are retired or otherwise disposed of, resulting gain or loss is included in net income in the period of disposition.

For the years ended June 30, 2021, 2022 and 2023, the Group recognized a loss of RMB81, RMB22 and RMB83 (US$12) from disposal of furniture, fixture and equipment, respectively, which were included in the Group’s other expenses.

j)  Intangible assets, net

The Group’s intangible assets primarily consisted of software purchased from third-party suppliers, trademark, internet hospital license, customer relationship, Private Investment Fund Manager Certificate in PRC (“PRC private investment fund manager certificate”), Hong Kong Securities and Futures Commission financial licenses (“HKSFC financial licenses”), Membership of Hong Kong Professional Insurance Brokerage Association (“HK insurance brokerage license”) and others obtained through various business combination transactions. Estimated useful lives of intangible assets are as following:

Software	3-5 years
Trademark	7-10 years
Customer relationship	10 years
License	indefinite life

Software is initially recorded at historic acquisition cost and amortized on a straight-line basis over the estimated useful lives of 3 to 5 years.

Trademark, internet hospital license and customer relationship acquired through the acquisition of Grand Doctor Medical Co., Ltd., Beijing iLife 3 Technology Co., Ltd. and Sincerity and Compassion Health Management Center were estimated by management based on the fair value of assets acquired. Amortization of trademark is recorded on the straight-line method based on the estimated useful lives which is 7-10 years. Internet hospital license is determined to have an indefinite life and it should not be amortized until its useful life is determined to be no longer indefinite. Amortization of customer relationship is recorded on the straight-line method based on the estimated useful lives which is 10 years.

PRC private investment fund manager certificate, HKSFC financial licenses and HK insurance brokerage license acquired through the acquisition of Shenzhen Panying, Hywin Asset Management (Hong Kong) Limited and Hywin International Insurance Broker Limited, respectively, were initially recorded at cost, as the assets acquired and liabilities assumed in the respective transactions did not constitute a business, and the transactions were accounted for as asset acquisitions.

PRC private investment fund manager certificate, HKSFC financial licenses and HK insurance brokerage license were determined to have an indefinite useful life. As a result, these intangible assets should not be amortized until its useful life is determined to be no longer indefinite.

If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset will be tested for impairment and then be amortized prospectively over its estimated remaining useful life and accounted for in the same way as intangible assets subject to amortization.

k)  Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets and intangible long-lived assets with finite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value.

For the years ended June 30, 2021, 2022 and 2023, the Group recognized impairment of long-lived assets of nil, nil and RMB2,210 respectively. There were four reporting units of the Group: (1) the wealth unit, (2) Grand Doctor Medical Co., Ltd. (Grand Doctor) acquired on January 27, 2022, (3) Beijing iLife 3 Technology Co., Ltd. (Life Infinity) acquired on August 25, 2022, (4) Sincerity and Compassion Health Management Center (“SCHMC”) acquired on September 1, 2022. Impairment recorded for the year ended June 30, 2023 represented the amount by which the carrying value of the reporting unit of Grand Doctor exceeds their fair value, based on an annual impairment assessment. There were no impairments in other reporting units.

l)  Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis at each balance sheet date on June 30, or more frequently if events or changes in circumstances indicate that it might be impaired.

m)  Impairment of goodwill and indefinite-lived intangible assets

In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Company adopted ASU 2017-04, from July 1, 2021, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. After adopting this guidance, the Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

For the years ended June 30, 2021, 2022 and 2023, the Group recognized impairment of goodwill of nil, nil and RMB35,412 respectively.  Impairment recorded in 2023 represents the amount by which the carrying value of the reporting unit of Grand Doctor exceeds their fair value, based on an annual goodwill impairment assessment. There were no impairments in other reporting units.

An intangible asset that is not subject to amortization shall be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. Based on the qualitative assessment, if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than the carrying value, a quantitative test to measure the amount of impairment must be performed. The quantitative impairment test compares the fair value of the asset with the carrying amount. If the carrying amount exceeds the fair value, then an impairment loss equal to that excess is recorded.

For the years ended June 30, 2021, 2022 and 2023, there were no impairment recognized on indefinite-lived intangible assets.

n)  Leases

The Company determines if an arrangement is a lease at inception. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no significant finance leases.

The Company adopted Accounting Standard Update (“ASU”) 2016-02, “Leases (Topic 842)” from July 1, 2022. The Company recognizes lease liabilities and corresponding right-of-use assets on the balance sheet for leases. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

The Company elected not to recognize short-term leases with an initial lease term of twelve months or less.

o)  Fair value of financial instruments

The Group’s financial instruments primarily consist of cash and cash equivalents, restricted cash, term deposit, accounts receivable, short-term loan receivables and due from related parties. The carrying values of these financial instrument approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Group evaluates its hierarchy disclosures each quarter.

p)  Investors’ Deposit

The balance represents the investors’ uninvested cash balances temporarily deposited in the Groups bank account. These deposits were under the custody and supervision of the designated financial institution as required by CSRC, for the purpose of preventing misuse of investors’ funds.

q)   Business combination

Business combinations are recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair value at the date of acquisition. Any excess of acquisition consideration over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

The Group adopted Accounting Standard Update (“ASU”) 2017-01, “Business Combination (Topic 805): Clarifying the Definition of a Business” for the transactions discussed in Note 4, as permitted by this guidance. In accordance with ASU 2017-01, a new screen test is introduced to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is accounted for as an asset acquisition and the Company will allocate the cost of the acquisition including transaction costs to the assets acquired or liabilities assumed based on their related fair value.

r)  Asset Acquisition

When the Group acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Group’s books. If the consideration given is not in the form of cash (that is, in the form of noncash assets, liabilities incurred, or equity interest issued), measurement is based on either the cost to the acquiring entity or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give risk to goodwill.

s)  Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Wealth management service

Revenue generated from providing wealth management service represents one-time distribution commissions, performance-based income and over-time income the Group earns by serving as a financial products distributor. It also included revenues generated from providing insurance brokerage service which represents one-time commission the Group earns by serving as a broker to insurance agency companies through facilitating the sales of various insurance products offered by the insurance companies.

One-time distribution commissions

One-time distribution commissions generated from the Group’s wealth management service are earned from (1) distribution of various financial products (mostly private-raised fund products) on behalf of the financial product issuers and (2) serving as a broker to insurance agency companies through facilitating the sales of various insurance products offered by the insurance companies.

1.	Distribution of financial products

For distribution of financial products, the Group enters into distribution agreements with the financial product issuers to specify key terms and conditions of each arrangement, which among other things, include a pre-agreed one-time distribution commission entitled by the Group in exchange for its distribution service. Such one-time distribution commissions entitled by the Group do not include rights of return, credits or discounts, rebates, price protection or other similar privileges, once earned.

One-time distribution commissions are separately negotiated for each agreement, and calculated based on a pre-agreed annualized rate, the fixed lock-up period of the financial products (days), and total amounts purchased by the investors through the Group’s distribution channels.

Revenues from one-time distribution commissions are recognized at a point in time upon establishment of a financial product, which is when the single performance obligation to provide distribution service of financial products on behalf of the product issuer to investors is fulfilled. The Group defines the “establishment of a financial product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the investor referred by the Group has entered into a purchase or subscription contract with the product issuer and (2) the product issuer has issued a formal notice to confirm the establishment of a financial product. Different types of wealth management products would have the same timing on recognition of revenue but different commission rate.

The one-time distribution commissions are earned and recognized when each individual investment is made, while the commission payments received from the product issuers are made in accordance with payment schedule agreed between the Group and the product issuer, which is usually less than three months after the end of the fund-raising period.

2.	Insurance brokerage service

The Group provides insurance brokerage service distributing insurance on behalf of the insurance agency companies and charges insurance agency companies for brokerage service commissions. The Group enters into insurance brokerage service contracts with insurance agency companies to specify key terms and conditions of each arrangement, which among other things, include a pre-agreed one-time commission entitled by the Group in exchange for its sales facilitation service provided to the insurance agency companies. These commissions are normally calculated as a percentage (which varies depending on the type of insurance products involved) of the premium to the insurance companies from sales facilitated by the Group in respect of an insurance product.

2.1 Initial placement of an insurance policy

Insurance brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected by the insurance companies from the insured. The Group has satisfied the performance obligation to recognize revenue when the premiums are collected by the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any insurance brokerage service commission and fees prior to the receipt of the related premiums.

For insurance products, there is generally a 10 to 15 days hesitation or clawback period after an initial placement of an insurance policy. During hesitation or clawback period, the insured has a legal right to unconditionally cancel the effective policy regardless of the reasons. The clawback provision entitled the insurance companies and brokers to recall any payment previously paid to the Group or to set off against any future payment. The revenues are reversed once clawback occurred. During the years ended June 30, 2021, 2022 and 2023, there were revenue amounted to RMB 0.17 million, RMB 0.25 million and RMB 0.61 million subject to clawback. The Group evaluates and updates its estimates of the clawback provision of each contract at each reporting date, based on historical experiences and various other assumptions that the Group believes to be reasonable under the circumstances and concludes that the occurrence of clawback from insurance companies and brokers are considered remote.

The commission payment term from insurance agency companies is normally on a semi-month basis, with payment paid within 6-26 days after the amount of service fee of previous statement was confirmed by both parties.

2.2 Renewals of an insurance policy

For the long-term insurance products, in addition to the initial commission earned, the Group is also entitled to subsequent renewal commission and compensation, and renewal performance bonus which represent variable considerations and are contingent on future renewals of initial policies or the Group achieves its performance target. Renewal commissions are determined by multiplying a pre-agreed charge rate with renewal premiums actually paid by the policyholders. Renewal compensation is determined by multiplying a pre-agreed charge rate with certain insurance products’ renewal premiums actually paid by the policyholders. Renewal performance bonus is variable according to different threshold of the total renewal premiums.

When making estimates of the amount of variable consideration to which the Group expects to be entitled, the Group uses the expected value method and evaluates many factors, including but not limited to, insurance companies mix, product mix, renewal term of various products, renewal premium rates and commission rates, to determine the method(s) of measurement, relevant inputs and the underlying assumptions. The Group considers constraints as well when determining the amount which should be included in the transaction price.

For fiscal years prior to 2023, revenue related to the variable consideration is recorded when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, i.e., when a policyholder pays the renewal premium to the insurance company, and the policy is renewed because the Group was not able to conclude a significant reversal to the estimated variable consideration is not probable, considering factors such as a) the Group has limited history of selling its current insurance products with its current customers, such that the Group’s past experience in outdated products is of little predictive value in renewal(s) rate estimate; b) the occurrence of a renewal is outside the Group’s control and the estimate of renewal premium rates is complex and requires significant assumptions; and c) the contingency lasts across a long period of time.

The Group performs ongoing evaluation of the appropriateness of the constraint applied, and will consider the sufficiency of evidence that would suggest that the long-term expectation underlying the assumptions has changed. Starting from July 1, 2022 the Group believes that it has already accumulated adequate scale of historical data and experiences at a confidence level that through which the Group can utilize to make a reasonable estimate of variable considerations over its portfolio of contracts. The estimated renewal commissions are contingent on future renewals of initial policies or achievement of certain performance targets. Given the material uncertainty around the future renewal of the insurance policies, the estimated renewal commissions expected to be collected are recognized as revenue only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. The judgment and assumptions are continuously re-evaluated and adjusted as needed along with the accumulation of historical experiences and data when new information becomes available. Actual renewal commissions in the future may differ significantly from those previously estimated.

For the year ended June 30, 2021, 2022 and 2023, the Group recognized revenues related to estimated variable renewal commissions with respect to long-term insurance products amounting to nil, nil and RMB33,491, respectively.

Performance-based income

In some of the Group’s fund distribution arrangements, the Group is also entitled to a performance-based income, which is based on the extend by which the related fund’s investments performance exceeds a hurdle rate. Such performance-based fees are a form of variable consideration, and are typically calculated and distributed when the cumulative return of the fund can be determined.

Such performance-based income is typically recognized as revenues at a point in time, usually when the fund liquidates and the cumulative return of the fund can be determined.

The Group does not bear any loss from the investors’ investments nor provides any guarantees of return with respect to the products it distributes.

Over-time income

In some of the Group’s fund distribution arrangements, the Group is also entitled to client maintenance fees. After the investors purchased the products, the Group has the obligation to perform customer account management, information books keeping, contracts storage and other daily maintenance duties.

After the contract is established, there are no significant judgments made when determining the transaction price. As the Group provides these services throughout the contract term, revenue is calculated on daily basis over the contract term. The agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Payment of client maintenance fees are normally on a regular basis (typically quarterly) and are not subject to clawback once determined.

Asset management service

Revenues generated from providing asset management service represents management fees and performance-based income the Group earns by serving as a fund manager.

Management fees

Management fees generated from the Group’s asset management services are earned from providing investment management service throughout the duration of various investment funds, which represents a performance obligation that is satisfied over time.

Revenues of management fees are recognized over time on a monthly basis over the contract term, which is calculated in accordance with the respective fund contract or mandate agreement, either as a percentage of the total investments made by the investors or as a percentage of the fair value of the fund’s or mandate’s net assets, calculated regularly. The management fees do not include any rights of return, credits or discounts, rebates, price protection or other similar privileges, once determined.

Performance-based income

In a typical asset management arrangement in which the Group serves as a fund manager, beside management fee, the Group is also entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold. The performance-based fees earned by the Group are a form of variable consideration in the Group’s asset management contracts with customers.

Such revenues of performance-based income from providing asset management service are recognized at a point in time when the performance of the fund can be determined.

Health management service

The Group offers medical examination, chronic disease management, immune system enhancement, and anti-aging solutions to our clients. The Group renders such services at the request of its customers. The Group recognizes revenues when it satisfies a performance obligation by transferring a promised good or service to a customer, such as examination reports are issued and passed to the customer or acceptance form is signed by the customer for the treatment service and products served and received by the customer. For most of corporate customers, fees are collected after the completion of the services while most of individual customers’ fees are collected before the performance of the services. The Group records accounts receivables from its corporate customers when revenues are recognized.

Contracts with customers may contain multiple performance obligations that are distinct and are accounted for separately. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Group determines standalone selling price for all performance obligations using observable inputs, which is the amount the Group charges for that performance obligation if it were sold separately in a standalone sale, and the price the Group would sell to similar customers in similar circumstances.

Others

Revenue generated from others mainly represents referral service fee for oversea property purchases and information technology service fee for providing transaction process management service to fund managers. These revenues are recognized at a point in time based on the value of property purchased and the fund-raising amount of the products.

Contract balances

The Group’s contract balances include accounts receivable, contract assets and contract liabilities. The balances of accounts receivable as of June 30, 2022 and 2023 are all derived from contracts with customers.

The Group classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Generally, the amount of revenue recognized from insurance brokerage services exceeds the amount billed to customers following the predetermined premium payment schedules at inception of the insurance policy. The Group does not have an unconditional right to such exceeding amount. Accounts receivable represent the considerations for which the Group has satisfied its performance obligations and has the unconditional right to consideration. At each reporting date, the Group assesses whether there is any indicator of impairment to the contract assets and accounts receivable. When the insurance policy is renewed, correspondent contract assets converted into accounts receivable.

A contract liability is recognized when the Group has an obligation to transfer products or services to a customer for which the Group has received consideration from the customer, or for which an amount of consideration is due from the customer. Contract liabilities are included in advances from customers on the consolidated balance sheets.

The following tables present the Group’s revenues disaggregated by service line and timing of revenue recognition:

	Year Ended June 30, 2021
	Wealth	Asset		Total Net
	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,795,552	1,322	23,928	1,820,802
Revenues recognized over time	—	13,620	—	13,620
Total	1,795,552	14,942	23,928	1,834,422

	Year Ended June 30, 2022
	Wealth	Asset	Health		Total Net
	Management	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,871,958	171	422	22,642	1,895,193
Revenues recognized over time	27,615	19,305	—	—	46,920
Total	1,899,573	19,476	422	22,642	1,942,113

	Year Ended June 30, 2023
	Wealth	Asset	Health		Total Net
	Management	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,901,207	658	86,464	23,321	2,011,650
Revenues recognized over time	48,203	31,904	—	—	80,107
Total	1,949,410	32,562	86,464	23,321	2,091,757
Amounts in US$	280,777	4,690	12,454	3,359	301,280

t)  Compensation and benefit

Compensation and benefits primarily include base salary, sales commission and other compensation and benefits of the Group’s relationship managers, who directly contribute to the Group’s revenues generation activities, such as distribution of fund products and insurance products for wealth management and asset management service.

Unpaid commissions were separately presented as commission payable and commission payable-long term on the Group’s consolidated balance sheets, depending on whether the amounts are expected to be paid within or after one year of each reporting date.

u)  Health management cost

Health management cost consist of expenditures incurred in the generation of the Group’s revenues from health management service, includes but not limited to salaries and welfare paid to physicians, nurses, purchase of medical consumables, depreciation and amortization, rental, and fees paid to third-party service providers.

v)  Income taxes

The Group follows the guidance of ASC Topic 740 “Income taxes” and uses asset and liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

w)  Uncertain tax positions

The Group uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Group’s Hong Kong and PRC subsidiaries and VIEs are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.11 (Revised) (“DIPN11”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. For the years ended June 30, 2021, 2022 and 2023, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of June 30, 2022 or 2023. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. For the years ended June 30, 2021, 2022 and 2023, the Group do not have any entity that is under tax examination.

x)  Share-based compensation

The Group’s share-based payment transactions with employees are measured based on the grant-date fair value of the instruments, with recognition of either a corresponding increase in equity or a liability, depending on whether the instruments granted satisfy the equity or liability classification criteria. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award on straight line basis, which is generally the vesting period. Refer to Note 19 for details.

y)  Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of chief executive officer of the Group’s management team. Consequently, as of June 30, 2022 and 2023, the Group operated two segments: (1) the wealth segment, which mainly consists of providing wealth management, asset management, insurance brokerage, other financial services to clients, and (2) the health segment, which consists of providing health management services to clients.

z)  Earnings per share

Basic earnings per share is computed by dividing income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the convertible preferred shares are included in the computation of diluted earnings per share on an “if-converted” basis when the impact is dilutive.

aa)  Commitments and contingencies

The Group accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

As of June 30, 2022 and 2023, the Group recognized nil and RMB1,034 contingent liabilities, respectively, relating to litigations against Hywin Wealth Management Co., Ltd. (Hywin Wealth Management) and Grand Doctor. Contingent liabilities recognized by the Group were included in the Group’s other payables and accrued liabilities account.

bb)  Comparative information

Certain items in prior years consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.

cc)  Recent issued or adopted accounting standards

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance”, which provides guidance on the disclosure of transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The new guidance is required to be applied either prospectively to all transactions within the scope of ASU 2021-10 that are reflected in financial statements at the date of adoption and new transactions that are entered into after the date of adoption or retrospectively to those transactions. This guidance is effective for the Company from July 1, 2022. The adoption of the guidance has no material impact on the financial position, results of operations and cash flows.

In June 2016, the FASB issued ASU No.2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. For public entities, the amendments in these ASUs are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. As a result of the issuance of ASU No. 2019-10 as discussed above, the effective date of ASU No. 2016-13 and its subsequent updates for all other entities was deferred to for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group will adopt ASU 2016-13 from July 1, 2023. The Group does not expect that the adoption will have material impact on the Company’s financial position, results of operations and cash flows.